Financial Instruments - Summary of Percentage of Revenues (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Revenue from top five customers	13.20%	13.30%	12.70%
Revenue from top ten customers	20.50%	20.00%	20.20%